ORGANIZATION	12 Months Ended
Jul. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION

Note 1 –ORGANIZATION

Homeland Resources Ltd. (the “Company”) was incorporated under the laws of the State of Nevada on July 8, 2003. The Company’s principal historical activities had been the acquisition of a mineral property in the State of New Mexico. During the fiscal year ended July 31, 2010, the Company began to acquire working interests in a seismic exploration program as well as a drilling program in crude oil and natural gas properties in Oklahoma.  Prior to July 31, 2019 the Company discontinued the exploration and drilling in Oklahoma and New Mexico.  The Company has leases on two properties that were fully depleted prior to July 31, 2021.  The company generated approximately $1,500 per year of net revenue from these leases.  Subsequent to July 31, 2021 the Company is in negotiations with the prior CEO to distribute the oil leases in payment of loan from shareholder.  On June 28, 2021 the Company amended its articles to change the name of the Company to Himalaya Technologies Inc.